Subsequent events (Details)									1 Months Ended			12 Months Ended
	Sep. 20, 2023 CAD ($) $ / shares shares	Aug. 02, 2023 $ / shares shares	Jun. 16, 2023 $ / shares shares	Apr. 19, 2023 $ / shares shares	Feb. 17, 2023 $ / shares shares	Jan. 19, 2023 $ / shares shares	Aug. 05, 2022 $ / shares shares	Nov. 23, 2020 $ / shares shares	Nov. 30, 2023 shares	Oct. 31, 2023 shares	Sep. 30, 2023 shares	Aug. 31, 2023 CAD ($) shares	Aug. 31, 2022 CAD ($)	Aug. 31, 2021 CAD ($)	Aug. 31, 2023 $ / shares	Aug. 02, 2023 $ / shares	Jun. 16, 2023 $ / shares	Apr. 19, 2023 $ / shares	Feb. 17, 2023 $ / shares	Jan. 19, 2023 $ / shares	Aug. 05, 2022 $ / shares	Nov. 23, 2020 $ / shares
Subsequent events
Transaction costs | $												$ 800,744	$ 0	$ 0
Number of warrants to purchase voting common shares issued		493,832	493,828	381,293	475,059	554,253	50,000	151,800				2,398,265
Warrants exercise term		3 years	3 years	3 years	3 years	3 years	4 years	5 years				3 years
Exercise price of warrants | (per share)		$ 4.21	$ 4.21	$ 4.21	$ 4.21	$ 4.21	$ 8.00	$ 12.50							$ 4.21	$ 5.37	$ 5.35	$ 5.64	$ 5.67	$ 5.63	$ 10.30	$ 16.53
Issue of voting common shares
Subsequent events
Shares issued for services									103,650	103,650	103,650
Number of shares and warrants issued	372,870
Proceeds from issuing shares and warrants | $	$ 1,695,388
Transaction costs | $	$ 334,672
Number of warrants to purchase voting common shares issued	372,870
Warrants exercise term	3 years
Exercise price of warrants | $ / shares	$ 4.05